Accumulated other comprehensive (loss) income	12 Months Ended
Dec. 31, 2015
Accumulated other comprehensive (loss) income
Accumulated other comprehensive (loss) income

15.Accumulated other comprehensive (loss) income

The movement of accumulated other comprehensive (loss) income is as follows:

Foreign currency translation adjustments
Balance as of December 31, 2012	(11,603)
Other comprehensive loss	(16,873)

Balance as of December 31, 2013	(28,476)
Other comprehensive income	32,639

Balance as of December 31, 2014	4,163
Other comprehensive income	132,647
Balance as of December 31, 2015	136,810

Balance as of December 31, 2015 in US$	21,120